Leases - Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases [Abstract]
2025	¥ 5,520
2026	1,644
Total lease payments	7,164
Less amounts representing interest	(72)
Present value of lease payments	7,092
Non-current lease liabilities	¥ 1,638	¥ 4,375